Schedule of investments
Macquarie Real Estate Securities Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.88%
Real Estate Operating Companies/Developer — 1.59%
Corp Inmobiliaria Vesta ADR	62,673	$ 1,604,429
		1,604,429
Real Estate Services — 0.78%
CBRE Group Class A †	6,009	788,922
		788,922
REIT Asset Management & Custody Banks — 1.76%
DigitalBridge Group	157,458	1,776,126
		1,776,126
REIT Data Center — 17.89%
Digital Realty Trust	24,212	4,293,514
Equinix	14,560	13,728,478
		18,021,992
REIT Diversified — 1.24%
Broadstone Net Lease	78,465	1,244,455
		1,244,455
REIT Healthcare — 17.69%
American Healthcare REIT	118,081	3,355,862
Ventas	47,768	2,813,057
Welltower	92,429	11,648,827
		17,817,746
REIT Hotel — 2.84%
Hyatt Hotels Class A	3,960	621,641
Ryman Hospitality Properties	10,219	1,066,250
Sunstone Hotel Investors	99,259	1,175,227
		2,863,118
REIT Industrial — 10.18%
First Industrial Realty Trust	81,302	4,075,669
LXP Industrial Trust	121,558	987,051
Prologis	35,475	3,749,707
Rexford Industrial Realty	37,325	1,442,985
		10,255,412
REIT Multifamily — 11.06%
AvalonBay Communities	22,508	4,951,085
Equity Residential	50,463	3,621,225
Essex Property Trust	9,010	2,571,815
InterRent Real Estate Investment Trust	219	1,546
		11,145,671
REIT Office — 2.31%
Kilroy Realty	57,571	2,328,747
		2,328,747
REIT Retail — 14.12%
Acadia Realty Trust	73,876	1,784,844
Agree Realty	70,493	4,966,232
Kite Realty Group Trust	96,507	2,435,837
Realty Income	8,644	461,676
Simon Property Group	13,543	2,332,240
Tanger	65,824	2,246,573
		14,227,402
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage — 5.27%
Extra Space Storage	6,515	$ 974,644
Public Storage	14,471	4,333,196
		5,307,840
REIT Single Family — 6.06%
Invitation Homes	108,941	3,482,844
Sun Communities	21,339	2,624,057
		6,106,901
REIT Specialty — 6.12%
Essential Properties Realty Trust	54,144	1,693,624
VICI Properties	153,247	4,476,345
		6,169,969
REIT Telecom Tower — 0.97%
American Tower	5,307	973,357
		973,357
Total Common Stocks (cost $61,854,054)		100,632,087

Short-Term Investments — 0.06%
Money Market Mutual Funds — 0.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	13,827	13,827
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	13,827	13,827
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	13,827	13,827
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	13,826	13,826
Total Short-Term Investments (cost $55,307)		55,307

Total Value of Securities—99.94% (cost $61,909,361)		100,687,394
Receivables and Other Assets Net of Liabilities—0.06%		63,975
Net Assets Applicable to 6,709,164 Shares Outstanding—100.00%		$100,751,369
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
NQ- IV063 [1224] 0225 (4220555)    1